Shareholder Report, Holdings (Details) - C000260559 [Member]	May 31, 2026
Cooper-Standard Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
WESCO International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Advance Auto Parts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Premium Brands Holdings Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
ArcBest Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Lithia Motors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbus McKinnon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VF Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
WillScot Holdings Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%